FINANCE COSTS - Disclosure of Interest Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Finance Costs [Abstract]
Debt facilities	$ 12,644	$ 10,810
Accretion of decommissioning liabilities	8,325	6,102
Lease liabilities	2,605	2,131
Interest and other	2,706	1,280
Finance costs	$ 26,280	$ 20,323